Vanguard High Dividend Yield Index Fund
Summary Prospectus

February 27, 2012

Investor Shares

Vanguard High Dividend Yield Index Fund Investor Shares (VHDYX)

The Fund’s statutory Prospectus and Statement of Additional Information dated
February 27, 2012, are incorporated into and made part of this Summary
Prospectus by reference.

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at
www.vanguard.com/prospectus. You can also get this information at no cost by calling 800-662-7447 or by sending an e-mail request to
online@vanguard.com.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of common stocks of companies that are characterized by high dividend yield.

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold
Investor Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Account Service Fee (for fund account balances below $10,000)	$20/year

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.21%
12b-1 Distribution Fee	None
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.25%

Example

The following example is intended to help you compare the cost of investing in the
Fund’s Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest
$10,000 in the Fund’s shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$26	$80	$141	$318

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16%.

Primary Investment Strategies
The Fund employs a “passive management” —or indexing—investment approach designed to track the performance of the FTSE® High Dividend Yield Index, which consists of common stocks of companies that pay dividends that generally are higher than average. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks
An investment in the Fund could lose money over short or even long periods. You should expect the Fund’s share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund’s performance could be hurt by:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
The Fund’s target index may, at times, become focused in stocks of a particular sector, category, or group of companies, which could cause the Fund to underperform the overall stock market.

• Investment style risk, which is the chance that returns from high-dividend-paying stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better—or worse—than the stock market in general. These periods have, in the past, lasted for as long as several years.

• Asset concentration risk, which is the chance that the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks. The Fund tends to invest a high percentage of assets in its ten largest holdings.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s
Investor Shareshas varied from one calendar year to another over the periods shown.
The table shows how the average annual total returns of the Investor Shares compare with those of the Fund‘s target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns — Vanguard High Dividend Yield Index Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 17.43% (quarter ended September 30, 2009), and the lowest return for a quarter was –19.44% (quarter ended December 31, 2008).

Average Annual Total Returns for Periods Ended December 31, 2011
			Since
			Inception
			(Nov. 16,
	1 Year	5 Years	2006)
Vanguard High Dividend Yield Index Fund Investor Shares
Return Before Taxes	10.35%	0.26%	0.80%
Return After Taxes on Distributions	9.86	–0.18	0.36
Return After Taxes on Distributions and Sale of Fund Shares	7.32	0.17	0.63
FTSE High Dividend Yield Index
(reflects no deduction for fees, expenses, or taxes)	10.65%	0.53%	1.06%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After
Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Investment Advisor
The Vanguard Group, Inc.

Portfolio Manager

Michael Perre, Principal of Vanguard. He has managed the Fund since its inception in 2006.

Purchase and Sale of Fund Shares
You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 1110, Valley Forge, PA 19482-1110), or by telephone
(800-662-2739). The following table provides the Fund’s minimum initial and subsequent investment requirements.

Account Minimums	Investor Shares
To open and maintain an account	$3,000
To add to an existing account	Generally $100 (other than by Automatic Investment
Plan, which has no established minimum)

Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gain.

Payments to Financial Intermediaries
The Fund and its investment advisor do not pay financial intermediaries for sales of
Fund shares.

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Vanguard High Dividend Yield Index Fund Investor Shares—Fund Number 623

Vanguard High Dividend Yield Index Fund is not in any way sponsored, endorsed, sold or promoted by FTSE International
Limited (FTSE) or by the London Stock Exchange Plc (the Exchange) or by The Financial Times Limited (FT), and neither FTSE nor the Exchange nor FT makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the FTSE High Dividend Yield Index (the Index) and/or the figure at which the said Index stands at any particular time on any particular day or otherwise. The Index is compiled and calculated by FTSE. However, neither FTSE nor the
Exchange nor FT shall be liable (whether in negligence or otherwise) to any person for any error in the Index and neither FTSE nor the Exchange nor FT shall be under any obligation to advise any person of any error therein. “FTSE®” is a trademark of the
London Stock Exchange Plc and The Financial Times Limited and is used by FTSE International Limited under license.

© 2012 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SP 623 022012